SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8—SHAREHOLDERS’ EQUITY
Description of Common Stock
Holders of Match Group common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. Holders of Match Group common stock are entitled to receive, share for share, such dividends as may be declared by Match Group’s Board of Directors out of funds legally available therefor. In the event of a liquidation, dissolution, or winding up, holders of the Company’s common stock are entitled to receive ratably the assets available for distribution to stockholders after payment of all liabilities.
Reserved Common Shares
In connection with equity compensation plans, the Exchangeable Notes, and warrants, 95.9 million shares of Match Group common stock are reserved at December 31, 2020.
Retirement of Treasury Stock
On June 30, 2020, prior to the Separation, Former IAC retired all Former IAC common stock and Class B common stock then held in treasury. There are no shares of common stock held in treasury at December 31, 2020.
Preferred Stock
The Company has authorized 100,000,000 shares, $0.01 par value per share, of preferred stock. No shares have been issued under this authorization.
Series of equity transactions related to the Separation of Former IAC
Upon the consummation of the Separation, holders of Former IAC common stock exchanged each share of common stock for (i) one share of Series 1 Mandatorily Exchangeable Preferred Stock, which was immediately exchanged for one share of IAC common stock and then retired; and (ii) 2.1584 shares of Match Group common stock, par value $0.001 per share.
Upon the consummation of the Separation, holders of Former IAC Class B common stock exchanged each share of Class B common stock for (i) one share of Series 2 Mandatorily Exchangeable Preferred Stock, which was immediately exchanged for one share of IAC Class B common stock and then retired; and (ii) 2.1584 shares of Match Group common stock, par value $0.001 per share.
Issuance of Common Stock
In July 2020, in connection with the Separation, Former IAC closed the sale of an additional 17.3 million newly issued Match Group common shares. The proceeds of $1.4 billion, net of associated fees, were transferred directly to IAC.